Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Cumulative Preferred Stock, dividend rate	5.00%	5.00%	5.00%
Total BFC Shareholders' Equity
Redeemable Cumulative Preferred Stock, dividend rate	5.00%	5.00%	5.00%
(Accumulated Deficit) Retained Earnings
Redeemable Cumulative Preferred Stock, dividend rate	5.00%	5.00%	5.00%